COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedules of Concentration of Risk, by Risk Factor	The following table presents the Company’s vendor concentration and significant inventory suppliers:

	Year Ended December 31,
	2022	2021
Vendor A	27%	24%